Income Taxes - Schedule of Income Taxes at the Effective Statutory Rate and the Provision for Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Taxes at the Effective Statutory Rate and the Provision for Income Taxes [Abstract]
Income tax benefit at U.S. statutory rate			$ (488,227)	$ (777,143)
Income tax benefit – state			(151,118)	(240,544)
Permanent differences			2,328	29,510
Deferred tax true-up			33,552
Change in valuation allowance			603,465	988,177
Total provision for income tax